RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
RELATED PARTY TRANSACTIONS
Amounts due from related parties-current	$ 2,964	$ 3,642
Amounts due to related parties-current	$ 3,488	$ 4,361